Supplementary Insurance Information	12 Months Ended
Dec. 31, 2013
Supplementary Insurance Information

Schedule II

ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK

Supplementary Insurance Information

Years ended December 31, 2013, 2012, and 2011

(In thousands)

	December 31					Year ended December 31
	Deferred acquisition costs	Deferred sales inducements	Account balances and future benefit reserves	Unearned premiums	Policy and contract claims	Net premium and policy fees	Interest and similar income, net	Net benefits	Net change in deferred sales inducements *	Net change in deferred acquisition costs **	Other operating expenses
2013:
Annuities	$100,897	18,345	561,358	—	—	47,281	28,590	(44,376)	2,342	(6,440)	31,486
Other	3,105	—	16,762	1,559	1,528	3,452	1,074	3,931	—	277	924

	$104,002	18,345	578,120	1,559	1,528	50,733	29,664	(40,445)	2,342	(6,163)	32,410

2012:
Annuities	$89,006	18,745	678,701	—	—	36,997	29,905	17,250	3,664	4,657	32,277
Other	3,239	—	14,703	1,539	2,684	3,195	945	2,654	2	(227)	550

	$92,245	18,745	693,404	1,539	2,684	40,192	30,850	19,904	3,666	4,430	32,827

2011:
Annuities	$88,004	22,754	703,073	—	173	27,631	31,778	90,036	(7,698)	(39,670)	38,003
Other	3,183	2	12,184	1,466	3,029	3,260	806	1,831	9	245	1,959

	$91,187	22,756	715,257	1,466	3,202	30,891	32,584	91,867	(7,689)	(39,425)	39,962

*	See note 8 for aggregate gross amortization of deferred sales inducements.

**	See note 7 for aggregate gross amortization of deferred acquisition costs.